Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 10,302,672	$ 14,763,516	$ 8,047,929
Less: Allowance for doubtful accounts	(1,371,909)	(1,307,965)	(341,667)
Total, net	$ 8,930,763	$ 13,455,551	$ 7,706,262